Taxes - Schedule of Income Tax Expenses (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 6,431,499	$ 826,681	$ 5,806,012	$ 1,994,996
Hong Kong [Member]
Schedule of Income Tax Expenses [Line Items]
Total income tax expenses	$ 6,431,499	$ 826,681	$ 5,806,012	$ 1,994,996